UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York  13204

(Address of principal executive offices)(Zip code)

Robert Cuculich

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NYSA FUND

A SERIES OF NYSA SERIES TRUST

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2013

(UNAUDITED)

This report is provided for the general information of the shareholders of the NYSA Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NYSA FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart illustrates the allocation of the Fund’s portfolio among various market sectors as of September 30, 2013.  The allocations based on the total market value of the Fund’s portfolio investments, and are calculated as a percentage of total investments.

Biological Products (No Diagnostic Substances) 3.63%
Deep Sea Foreign Transportation of Freight 12.41%
Electric Services 0.32%
Electronic Connectors 4.78%
Fire, Marine & Casualty Insurance 3.32%
Industrial Organic Chemicals 7.37%
Metal Mining 5.65%
Miscellaneous Electrical Machinery, Equipment & Supplies 4.41%
Miscellaneous Plastic Products 0.00%
Motor Vehicles & Passenger Car Bodies 2.88%
Oil & Gas Field Exploration Services 0.00%
Pharmaceutical Preparations 18.67%
Petroleum Refining 2.07%
Printed Circuit Boards 9.31%
Surgical & Medical Instruments 13.68%
Surety Insurance 6.99%
Municipal Bonds 3.98%
Short -Term Investments 0.53%

	NYSA FUND
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 95.32%

Biological Products (No Diagnostic Substances) - 3.62%
3,000	Celldex Therapeutics, Inc. *	$ 106,290

Deep Sea Foreign Transportation of Freight - 12.38%
60,000	DryShips, Inc. *	212,400
4,000	Navios Maritime Holdings, Inc.	28,480
5,000	Seaspan Corp.	122,350
		363,230
Electric Services - 0.32%
3,474,380	Mckenzie Bay International Ltd. *	9,381

Electronic Connectors - 4.77%
5,000	Methode Electronics, Inc.	140,000

Fire, Marine & Casualty Insurance - 3.32%
2,000	American International Group, Inc.	97,260

Industrial Organic Chemicals - 7.35%
20,000	Solazyme, Inc. *	215,700

Metal Mining - 5.64%
5,000	Freeport-McMoRan Copper & Gold Inc.	165,400

Miscellaneous Electrical Machinery, Equipment & Supplies - 4.40%
100,000	Fuelcell Energy, Inc. *	129,000

Miscellaneous Plastic Products - 0.00%
12	Lightwave Logic, Inc. *	11

Motor Vehicles & Passenger Car Bodies - 2.88%
5,000	Ford Motor Co.	84,350

Oil & Gas Field Exploration Services - 0.00%
400,000	Black Dragon Resources Companies, Inc. *	40

Pharmaceutical Preparations - 18.63%
70,000	Dendreon Corp. *	205,100
15,000	ImmunoCellular Therapeutics, Ltd. *	38,550
7,000	Ligand Pharmacy, Inc., Class B *	302,960
		546,610
Petroleum Refining - 2.07%
500	Chevron Corp.	60,750

Printed Circuit Boards - 9.30%
30,000	Flextronics International Ltd. *	272,700

Surgical & Medical Instruments - 13.66%
84,332	Transluminal Technologies LLC + *	400,577

Surety Insurance - 6.98%
20,000	MBIA, Inc. *	204,600

TOTAL FOR COMMON STOCK (Cost $2,579,577) - 95.32%		2,795,899

MUNICIPAL BONDS - 3.98%
15,000	Puerto Rico Electric Power, 6.25%, 07/01/40	9,581
115,000	Puerto Rico Public Building, 5.50%, 07/01/35 **	107,029
TOTAL FOR MUNICIPAL BONDS (Cost $113,870) - 3.98%		116,610

SHORT TERM INVESTMENTS - 0.53%
15,564	Huntington Treasury Money Market IV 0.03% **	15,564
TOTAL FOR SHORT TERM INVESTMENTS - (Cost $15,564) - 0.53%		15,564

TOTAL INVESTMENTS (Cost $2,709,011) - 99.83%		2,928,073

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.17%		5,082

NET ASSETS - 100.00%		$ 2,933,155

Above percentages are calculated as a percentage of net assets.
+ Restricted Security - See Note 6.
* Non-income producing during the period.
** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,709,011)	$ 2,928,073
Receivables:
Shareholder Subscription	3,802
Dividends and Interest	1,795
Prepaid Expenses	23,948
Total Assets	2,957,618
Liabilities:
Payables:
Due to Adviser	699
Service Fees	699
Other Accrued Expenses	23,065
Total Liabilities	24,463
Net Assets	$ 2,933,155

Net Assets Consist of:
Paid In Capital	$ 4,338,465
Accumulated Undistributed Net Investment Loss	(48,271)
Accumulated Undistributed Realized Loss on Investments	(1,576,101)
Unrealized Depreciation in Value of Investments	219,062
Net Assets, for 396,639 Shares Outstanding	$ 2,933,155

Net Asset Value and Redemption Price Per Share	$ 7.40

Maximum Offering Price Per Share ($7.40/97.5%)	$ 7.59

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Operations
For the six months ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$ 6,186
Interest	266
Total Investment Income	6,452

Expenses:
Advisory Fees	12,856
Transfer Agent Fees	8,441
Audit Fees	6,711
Legal Fees	26,516
Service Fees	3,331
Miscellaneous Fees	2,413
Custodial Fees	2,200
Trustee Fees	1,008
Printing and Mailing	551
Insurance	690
Total Expenses	64,717
Advisory Fees Waived	(9,994)
Net Expenses	54,723

Net Investment Loss	(48,271)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	122,828
Net Change in Unrealized Appreciation on Investments	345,746
Realized and Unrealized Gain on Investments	468,574

Net Increase in Net Assets Resulting from Operations	$ 420,303

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2013	3/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (48,271)	$ (59,627)
Net Realized Gain (Loss) on Investments	122,828	(779,780)
Unrealized Appreciation on Investments	345,746	611,485
Net Increase (Decrease) in Net Assets Resulting from Operations	420,303	(227,922)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions	342,725	60,971

Total Increase (Decrease) in Net Assets	763,028	(166,951)

Net Assets:
Beginning of Period	2,170,127	2,337,078

End of Period (including undistributed net investment loss of $(48,271) and $0, respectively)
	$ 2,933,155	$ 2,170,127

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2013		3/31/2013	3/31/2012	3/31/2011	3/31/2010	3/31/2009

Net Asset Value, at Beginning of Period	$ 6.24		$ 6.90	$ 7.80	$ 7.89	$ 5.89	$ 7.82

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.13)		(0.19)	(0.15)	(0.22)	(0.14)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.29		(0.47)	(0.75)	0.13	2.14	(1.81)
Total Income (Loss) from Investment Operations	1.16		(0.66)	(0.90)	(0.09)	2.00	(1.93)

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 7.40		$ 6.24	$ 6.90	$ 7.80	$ 7.89	$ 5.89

Total Return **	18.59%		(9.57)%	(11.54)%	(1.14)%	33.96%	(24.68)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,933		$ 2,170	$ 2,337	$ 2,939	$ 2,842	$ 2,077
Before Waiver
Ratio of Expenses to Average Net Assets	4.85%	***	5.07%	4.29%	4.43%	4.00%	3.95%
After Waiver
Ratio of Expenses to Average Net Assets	4.10%	***	4.94%	4.08%	4.23%	4.00%	3.95%
Ratio of Net Investment Loss to Average Net Assets	(3.62)%	***	(2.99)%	(2.10)%	(2.90)%	(1.96)%	(1.74)%
Portfolio Turnover	76%		194%	184%	169%	204%	245%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

NYSA Fund (“Fund”) is a non-diversified series of NYSA Series Trust (“Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (“Adviser”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The following is a summary of the Fund's significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  In the absence of a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, or the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities and delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).

The following table sets forth a summary of the changes in the fair value of the Fund’s level 3 investments for the six months ended September 30, 2013:

Investments
Balance Beginning at April 1, 2013	$ 313,595
Net Realized Gain/Loss on Sale of Investments	(100,000)
Net Change in Unrealized Appreciation on Investments Held at Period End	186,982
Net Transferred out of Level 3	-
Net Transferred into Level 3	-
Balance End at September 30, 2013	$ 400,577

See the Fund’s schedule of investments for details on investments and levels.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the six months ended September 30, 2013, the Fund did not pay any distributions to its shareholders.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued and determined no events require additional disclosure.

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   FAIR VALUE OF INVESTMENTS

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 +	Total

Common Stocks	$ 2,395,322	$ -	$ 400,577	$ 2,795,899
Municipal Bonds	-	116,610	-	116,610
Debt Security	-	-	-	-
Short-Term Investments:
Huntington Money Market Fund IV	-	15,564	-	15,564
	$ 2,395,322	$ 132,174	$ 400,577	$ 2,928,073

+ Please see Footnote 1 in notes to financial statements for additional information on Level 3 securities.

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,283,539 and $1,980,400, respectively, for the six months ended September 30, 2013.

4.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement -Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million. For the six months ended September 30, 2013, Advisory Fees were $12,856 in which, $9,994 was voluntarily waived by the Advisor. At September 30, 2013, the Fund owed the Advisor $699.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment advisor.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $9,922, for the six months ended September 30, 2013.

Implementation of a Service Fee Plan - The Fund has adopted a Service Fee Plan, pursuant to which the Fund is permitted to incur expenses of up to 0.25% per year of the Fund’s net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse Pinnacle Investments, LLC, the Underwriter, for a portion of its expenses incurred in servicing shareholder accounts.  For the six months ended September 30, 2013, $3,331 was paid to the Underwriter for reimbursement of expenses in connection with shareholder accounts.  As of September 30, 2013 there were no outstanding Service Fees.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, National Financial Services, for the benefit of others, in aggregate owned approximately 80.24% of the Fund.

6.   OTHER INVESTMENTS

Restricted Securities – The Fund purchased 84,332 units of Transluminal Technologies, LLC in an offering exempt from registration under the Securities Act of 1933, as amended.  As such, the units are subject to restrictions such as transferability.  Also, no market quotations are available for the purpose of valuing this portfolio holding.  As of September 30, 2013, the Board valued the units of Transluminal Technologies, LLC at $4.75 per unit, having taken into consideration certain pertinent factors, including the results of operations and any recent offerings of Transluminal Technologies, LLC.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

The Fund also purchased a debt security from ESPSCO Syracuse LLC (“ESPSCO Note”) in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $100,000. The ESPSCO Note has been deemed worthless by the Board due to a recent bankruptcy filing on ESPSCO.  As a result, ESPSCO has been permanently written down at a realized loss of $100,000.  The Fund did not collect any interest during the six months ended September 30, 2013.

7.   TAX MATTERS

The Fund’s tax basis capital gains and losses and undistributable ordinary income are determined only at the end of each fiscal year. For tax purposes, as of March 31, 2013, the following represents that tax basis capital gains and losses and undistributed ordinary income:

Undistributed ordinary income                                                                        $         -

Capital loss carry forwards expiring: + 3/31/2014

                   $    267,408

                                                               3/31/2018                                            574,625

                                                        No Expiration                                              328,794

                                                                                                                             $  1,170,827

Post October Capital Loss at 3/31/2013 carried to next fiscal year $445,972.

The Fund is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carry backs and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. For taxable years beginning after December 22, 2010, regulated investment companies are permitted unlimited carry forwards of net capital losses. Such losses retain their character as either short- or long-term capital losses.

Net capital losses that occurred before December 23, 2010, continue to be treated as short term, and expire according to their original schedule. Such losses are not available to offset capital gains until all net capital losses occurring after December 22, 2010, have been utilized. As a result, some net capital loss carryovers that originated prior to December 23, 2010 may expire.

As of March 31, 2013, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities                                                $     192,241

Gross unrealized depreciation on investment securities                                               ($    337,692)

Net unrealized depreciation on investment securities                                                  ($    145,451)

Cost of investment securities *                                                                                  $   2,331,456

*  The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

8.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $4,338,465, as of September 30, 2013.  Transactions in capital for the six months ended September 30, 2013 and year ended March 31, 2013 were as follows:

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	131,745	$ 914,181	95,482	$ 585,980
Shares redeemed	(83,146)	(571,456)	(86,338)	(525,009)
Net increase	48,599	$ 342,725	9,144	$ 60,971

9.   NEW ACCOUNTING PRONOUNCEMENT

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

NYSA FUND
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the NYSA FUND , you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,185.90	$22.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.51	$20.60

* Expenses are equal to the Fund's annualized expense ratio of 4.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

 Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov. During the 12-month period ended June 30, 2013, management of the Fund did not exercise its right to vote proxies for portfolio securities held by the Fund. A review of how the Fund historically voted proxies for portfolio securities can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

NYSA FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Lawton Williamson[1] 507 Plum St. Syracuse, NY Age: 56	Trustee	Since March 2013	1	Director, Community Employment, Onondaga Community Living, Inc. from 2000 – Present.
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 62	Trustee	Since February 1997	1	Sales Representative/Consultant for Upstate Utilities Inc. from 2007 – Present.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Robert Cuculich[2] 507 Plum St. Syracuse, NY Age 57	President	Since June 2013	1	President of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2008.
Benjamin Quilty 31	Vice President & Treasurer	Since June 2013		CCO of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2010.
Susan O’Connor 51	Secretary	Since June 2013	1	Sales Assistant, UBS, 2006-2009; Administrative Assistant, Branch Operations, Pinnacle Investments, LLC, 2009 – 2012. Branch Operations, Pinnacle Capital Management, LLC, 2013 – Present.
Kevin McClelland 100 Limestone Plaza, Fayetteville, NY Age: 27	Vice President Chief Compliance Officer	Since June 2013 Since March 2013	1	Business Analyst, Pinnacle Investments, LLC 2008 – 2010; Financial Analyst, Pinnacle Capital Management, LLC 2010 – 2012; Chief Risk Officer, Pinnacle Capital Management, LLC 2012 – present.
Joseph Masella 100 Limestone Plaza, Fayetteville, NY Age: 63	Trustee *	Since February 1997	1	Chief Executive Officer, Pinnacle Capital Management, LLC, October 2011 – present; Various Officer Positions & Director, Unity Mutual Life Insurance Company, August 1978 – June 2011.

1 Mr. Williamson was elected to serve as a trustee at a meeting of the Board of Trustees held on March 29, 2013 to fill the vacancy created by the resignation of John Dobek on that date.

2 Mr. Cuculich, an employee of both Pinnacle Capital Advisors, LLC and Pinnacle Capital Management, LLC, has served as the Fund’s Portfolio Manager since February 1, 2013.

* Mr. Masella served as an Independent Trustee from 1997 – 2011.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Robert Cuculich

*Robert Cuculich

President

Date December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Robert Cuculich

*Robert Cuculich

President

Date December 3, 2013

By /s/Benjamin R. Quilty

*Benjamin R. Quilty

Chief Financial Officer

Date December 3, 2013

* Print the name and title of each signing officer under his or her signature.